Share-based payments - Impact of Spin-off (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Equity Instruments [Line Items]
General and administrative expenses	$ 33,912	$ 36,536	$ 14,226